FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Financial assets
Cash and cash equivalents	$ 183		$ 1,670	$ 1,764	$ 5,028
Receivables – stablecoin	15,000
Investment in Compedica	202	$ 5,018
Financial liabilities
Accounts payable and accrued liabilities	200
Put right liability	17,940
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	183		1,670
Stablecoin	3,073
Receivables – stablecoin	15,000
Prepaid expenses and other current assets	763		555
Investment in Compedica
Financial liabilities
Accounts payable and accrued liabilities	3,599		1,100
Put right liability
Warrant liability
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Stablecoin
Receivables – stablecoin
Prepaid expenses and other current assets
Investment in Compedica
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Stablecoin
Receivables – stablecoin
Prepaid expenses and other current assets
Investment in Compedica	202
Financial liabilities
Accounts payable and accrued liabilities
Put right liability	17,940
Warrant liability	$ 166		$ 1,952